Average Annual Total Returns (Vanguard Morgan Growth Fund Participant)	Vanguard Morgan Growth Fund Vanguard Morgan Growth Fund - Investor Shares 10/1/2013 - 9/30/2014	Russell 3000 Growth Index Vanguard Morgan Growth Fund Vanguard Morgan Growth Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.95%	12.44%
Five Years	14.76%	15.89%
Ten Years	7.90%	8.50%